Unaudited Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Total revenue	$ 4,283,534	$ 4,390,381	$ 7,922,743	$ 9,221,948	$ 16,592,109	$ 16,675,393
Operating expenses
General and administrative expenses	2,650,361	2,218,734	5,090,712	5,111,892	11,421,352	9,476,287
Debt extinguishment loss	689,411	859,584	689,411	1,587,862		(16,105)
Depreciation and amortization	252,316	340,926	533,795	688,308	1,308,619	1,252,539
Impairment expense					56,664
Gain on sale of business					(467,049)
Total operating expenses	6,899,071	6,783,981	12,545,588	14,478,053	25,619,147	23,850,304
Loss from operations	(2,615,537)	(2,393,600)	(4,622,845)	(5,256,105)	(9,027,038)	(7,174,911)
Other income (expenses):
Loss on debt modification					(2,134,218)	(927,054)
Beneficial conversion feature						(4,137,261)
Other income (expenses):
Interest income	13		21	2	53	21
Interest expense	(419,044)	(988,053)	(826,780)	(1,547,342)	(3,098,290)	(2,538,710)
Other income (expenses)		(4,768)		(4,768)	(4,768)	1,134
Total other expenses	(419,031)	(992,821)	(826,759)	(1,552,108)	(5,237,223)	(7,617,975)
Loss before income taxes	(3,034,568)	(3,386,421)	(5,449,604)	(6,808,213)	(14,264,261)	(14,792,886)
Benefit for income taxes
Net loss	(3,034,568)	(3,386,421)	(5,449,604)	(6,808,213)	(14,264,261)	(14,792,886)
Dividend on convertible series A preferred stock		(6,330)		(220,850)	(220,850)	(271,245)
Net loss attributable to class A and B common stockholders	$ (3,034,568)	$ (3,392,751)	$ (5,449,604)	$ (7,029,063)	$ (14,485,111)	$ (15,064,131)
Class A and B Common Shares
Net loss per Class A and B common shares:
Basic (in Dollars per share)	$ (0.5)	$ (0.7)	$ (0.94)	$ (1.56)	$ (2.61)	$ (3.5)
Diluted (in Dollars per share)	$ (0.5)	$ (0.7)	$ (0.94)	$ (1.56)	$ (2.61)	$ (3.5)
Weighted average shares outstanding per Class A and B common shares:
Basic (in Shares)	6,031,634	4,821,424	5,794,926	4,508,452	5,550,959	4,309,796
Diluted (in Shares)	6,031,634	4,821,424	5,794,926	4,508,452	5,550,959	4,309,796
Service revenue
Total revenue	$ 3,195,266	$ 3,220,238	$ 5,936,295	$ 6,765,837	$ 12,188,526	$ 11,879,934
Product revenue
Total revenue	1,088,268	1,170,143	1,986,448	2,456,111	4,403,583	4,795,459
Cost of service revenue
Operating expenses
Cost of product revenue	2,435,318	2,428,740	4,574,596	5,137,887	9,736,282	9,700,963
Cost of Product Revenue
Operating expenses
Cost of product revenue	$ 871,665	$ 935,997	$ 1,657,074	$ 1,952,104	$ 3,563,279	$ 3,420,515